Mezzanine Equity	12 Months Ended
Dec. 31, 2024
Temporary Equity [Line Items]
Mezzanine Equity
19.
MEZZANINE EQUITY

	As of December 31,
	2023	2024
	RMB	RMB	US$
	(in thousands)

Balance as of January 1	1,605,639	1,758,933	240,972
Accretion of mezzanine equity	153,294	172,596	23,646
Balance as of December 31	1,758,933	1,931,529	264,618

The Company held 51.00% of TTP’s equity interest on as-converted basis. As of December 31, 2023 and 2024, TTP had issued 142,196,089 and 142,196,089 preferred shares, respectively, to certain shareholders (including 80,340,268 shares held by the Company and one of its subsidiaries and eliminated in consolidated financial statements), which could be converted into ordinary shares or redeemed by such shareholders. In January 2024, TTP received redemption notices from certain Series C and D preferred shareholders with redemption dates of February 2024. As Series D preferred shareholders are the Company and one of its subsidiaries, the related amount is eliminated in the consolidated financial statements. The amount in redemption notice from certain Series C preferred shareholder is US$20.59 million, which is currently outstanding. And according to the share purchase agreements, prior to such redemption and payment, the preferred shareholders shall continue to have all the preferred shareholders’ rights (including conversion rights) as they had before. Accordingly, the Company continues to account for these preferred shares in the legal form, as convertible redeemable noncontrolling interests and continues to present these preferred shares in mezzanine equity after the redemption notices.